UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Total before Non- Controlling Interest	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus [1]	Accumulated Other Comprehensive Loss [2]	Accumulated Retained Losses	Non-Controlling Interest
Beginning balance at Dec. 31, 2019		$ 1,750,826	$ 1,498,261	$ 101,303	$ (39,098)	$ 1,876,067	$ 200,000	$ (34,866)	$ (605,145)	$ 252,565
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income		(214,676)	(259,881)						(259,881)	45,205
Dividends, Noncontrolling Interest		(16,288)	0							(16,288)
Employee stock compensation		2,904	2,904	73		2,831
Forfeiture of employee stock compensation		(133)	(133)			(133)
Stock Repurchased During Period, Value		(16,650)	(16,650)	(3,500)	39,098				(52,248)
Realized accumulated comprehensive losses on disposal of investment in affiliate		0
Other comprehensive loss		(20,994)	(20,994)					(20,994)
Ending balance at Jun. 30, 2020		1,484,989	1,203,507	97,876	0	1,878,765	200,000	(55,860)	(917,274)	281,482
Beginning balance at Dec. 31, 2020		1,630,647	1,292,523	109,944	0	1,969,602	200,000	(56,073)	(930,950)	338,124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income		570,439	496,797						496,797	73,642
Dividends, Noncontrolling Interest		(20,702)	0							(20,702)
Employee stock compensation		2,017	2,017			2,017
Forfeiture of employee stock compensation		(135)	(135)			(135)
Restricted stock units		0		264		(264)
Proceeds from subscription of equity interest in Gimi MS Corporation		12,812								12,812
Stock Repurchased During Period, Value	[3]	(20,495)	(20,495)		(20,495)
Realized accumulated comprehensive losses on disposal of investment in affiliate	[2]	43,380
Other comprehensive loss, excluding loss on disposal of affiliate		(3,035)	(3,035)					(3,035)
Other comprehensive loss		40,345
Ending balance at Jun. 30, 2021		$ 2,214,928	$ 1,811,052	$ 110,208	$ (20,495)	$ 1,971,220	$ 200,000	$ (15,728)	$ (434,153)	$ 403,876

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2021, and 2020, our other comprehensive loss consisted of a gain of $0.1 million and $0.1 million of pension and post-retirement benefit plan adjustments and $nil and $21.1 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.
[3]	During the six months ended June 30, 2021 we repurchased 1.7 million of treasury shares for a consideration of $20.5 million, inclusive of brokers commission of $0.03 million .